Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	$ 2
Deferred tax benefit	(15)
Income tax benefit	$ (13)